Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Furniture and fixtures	$51,909	$8,979
Office equipment	52,547	52,547
Lab equipment	894,942	400,301
Capital lease equipment	95,657	—
Leasehold improvement	59,555	—
	1,154,610	461,827
Less accumulated depreciation and amortization	(422,898)	(326,341)
Totals	$731,712	$135,486

Depreciation expense for the years ended December 31, 2016 and 2015 was $96,553 and $21,360, respectively.